INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred income tax assets are as follows as of (in thousands):

	December 31,
	2015	2014
Deferred income tax asset:
Net operating loss carry forward	$15,300	$8,428
Valuation allowance	(15,300)	(8,428)
Net deferred income tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of the effective income tax rate to the U.S. statutory rate is as follows:

	Year Ended
	December 31,
	2015	2014	2013
Federal Statutory tax rate	(34)%	(34)%	(34)%
State tax, net of federal benefit	(5)%	(5)%	(5)%
	(39)%	(39)%	(39)%
Valuation allowance	39%	39%	39%
Effective tax rate	-%	-%	-%